Goodwill - Schedule of Balance of Goodwill (Details) - Goodwill [Member] - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance of Goodwill [Line Items]
Total goodwill		$ 3,298,103	$ 3,081,639
Impairment loss		(1,017)	(1,017)
Total goodwill, net		3,297,086	3,080,622
Spice Investment Mercosur S.A. [Member]
Schedule of Balance of Goodwill [Line Items]
Total goodwill		1,477,494	1,441,256
Retail trade [Member]
Schedule of Balance of Goodwill [Line Items]
Total goodwill	[1]	1,454,094
Libertad S.A. [Member]
Schedule of Balance of Goodwill [Line Items]
Total goodwill		366,515	186,289
Carulla Vivero S.A. [Member]
Schedule of Balance of Goodwill [Line Items]
Total goodwill	[1]		827,420
Súper Ínter [Member]
Schedule of Balance of Goodwill [Line Items]
Total goodwill	[1]		453,649
Cafam [Member]
Schedule of Balance of Goodwill [Line Items]
Total goodwill	[1]		122,219
Other [Member]
Schedule of Balance of Goodwill [Line Items]
Total goodwill	[1]		$ 50,806

[1]	Éxito Group has evolved in its operational management, adopting a comprehensive view of the retail business instead of analyzing each brand separately. As of December 31,2024, cash flows, revenues, and costs are managed in an integrated manner, prioritizing the overall performance of each business line, which has led to a change in an accounting estimate. Management, aligned with the new controlling entity, has transitioned to performance reports based on business lines such as retail and real estate, rather than extensive segmentations by brand or store. As a result, the retail business will be consolidated into a single UGE that encompasses all brands for Colombia.